Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
Note 5 – Commitments and Contingencies

Agreements Called for Services to be Provided by the Company

On August 8, 2010, the Company (the “Provider”) entered into a Services Agreement with Shanghai Gaogo Design   Construction, Inc. (“the Client”). The agreement calls for the Company to perform certain design and construction services, which include project cost estimation, engineering design, construction and financial management of the project. The initial term of the agreement is for a period of two years, which is renewable for successive one year periods unless a party sends a written notice of non-renewal to the other party no later than 45 days prior to the expiry of the term. For the services, the Client shall pay to the Company a fixed 8% of the contract amount as a consulting fee for the completed service contract.

On August 8, 2010, the Company (the “Provider”) entered into a Services Agreement with Beijing Poly Design Co., Ltd. (the “Client”). The agreement calls for the Company to perform certain design and construction services, which include project cost estimation, engineering design, construction and financial management of the project. The initial term of the agreement is for a period of two years, which is renewable for successive one year periods unless a party sends a written notice of non-renewal to the other party no later than 45 days prior to the expiry of the term. For the services, the Client shall pay to the Company a fixed 7.5% of the contract amount as a consulting fee for the completed service contract.

On November 10, 2010, the Company (the “Consultant”) entered into a Business Consultant Agreement with Shanghai Tongao Investment Consulting Co., Ltd. (the “China Company”). The agreement calls for Consultant to perform general business advisory services. The term of the agreement is for a period of two years, which can be cancelled by either party on a 30-day written notice to the other party.  The compensation for this agreement shall be paid at the rate of $80/hour for work performed in accordance with this agreement. However, the Consultant shall be paid at least $12,000 per year regardless of the amount of time spent in accordance with this agreement.

On December 2, 2011, the Company entered into a Business Consultant Agreement with Vivid Spa Corp (“Vivid”). The agreement calls for the Company to perform general business advisory services, such as matters relating to the management and organization of Vivid, their financial policies, the terms and conditions of the employment and to set up operation in Shanghai, China and any matters arising out of the business affairs of Vivid. The term of the agreement is for a period of one year, which can be cancelled by either party on a 60-day written notice to the other party.  The compensation for this agreement shall be paid at the rate of $100/hour for work performed in accordance with this agreement. However, the Company shall be paid at least $500 per month regardless of the amount of time spent in accordance with this agreement.

Note 6 – Commitments and Contingencies

Agreements Called for Services to be Provided by the Company

On August 8, 2010, the Company (the “Provider”) entered into a Services Agreement with Shanghai Gaogo Design   Construction, Inc. (“the Client”). The agreement calls for the Company to perform certain design and construction services, which include project cost estimation, engineering design, construction and financial management of the project. The initial term of the agreement is for a period of two years, which is renewable for successive one year periods unless a party sends a written notice of non-renewal to the other party no later than 45 days prior to the expiry of the term. For the services, the Client shall pay to the Company a fixed 8% of the contract amount as a consulting fee for the completed service contract.

On August 8, 2010, the Company (the “Provider”) entered into a Services Agreement with Beijing Poly Design Co., Ltd. (the “Client”). The agreement calls for the Company to perform certain design and construction services, which include project cost estimation, engineering design, construction and financial management of the project. The initial term of the agreement is for a period of two years, which is renewable for successive one year periods unless a party sends a written notice of non-renewal to the other party no later than 45 days prior to the expiry of the term. For the services, the Client shall pay to the Company a fixed 7.5% of the contract amount as a consulting fee for the completed service contract.

On November 10, 2010, the Company (the “Consultant”) entered into a Business Consultant Agreement with Shanghai Tongao Investment Consulting Co., Ltd. (the “China Company”). The agreement calls for Consultant to perform general business advisory services. The term of the agreement is for a period of two years, which can be cancelled by either party on a 30-day written notice to the other party.  The compensation for this agreement shall be paid at the rate of $80/hour for work performed in accordance with this agreement. However, the Consultant shall be paid at least $12,000 per year regardless of the amount of time spent in accordance with this agreement.

On December 2, 2011, the Company entered into a Business Consultant Agreement with Vivid Spa Corp (“Vivid”). The agreement calls for the Company to perform general business advisory services, such as matters relating to the management and organization of Vivid, their financial policies, the terms and conditions of the employment and to set up operation in Shanghai, China and any matters arising out of the business affairs of Vivid. The term of the agreement is for a period of one year, which can be cancelled by either party on a 60-day written notice to the other party.  The compensation for this agreement shall be paid at the rate of $100/hour for work performed in accordance with this agreement. However, the Company shall be paid at least $500 per month regardless of the amount of time spent in accordance with this agreement.